Revenue - Schedule of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Product Information [Line Items]
Less: sales tax	¥ 2,695		¥ 756	¥ 269
Revenue	1,718,871	$ 251,665	1,328,367	1,040,329
Tuition Income from Kindergartens, Primary, Middle, High and International Schools Programs
Product Information [Line Items]
Revenue, Gross	1,247,419		1,001,322	824,216
Tuition Income From Training Institutes
Product Information [Line Items]
Revenue, Gross	85,098		71,268	25,697
Sales of Education Materials
Product Information [Line Items]
Revenue, Gross	6,971		6,187	4,039
Meal Income
Product Information [Line Items]
Revenue, Gross	187,307		159,257	126,490
Boarding Income
Product Information [Line Items]
Revenue, Gross	72,357		55,286	44,385
Commission Income [Member]
Product Information [Line Items]
Revenue, Gross	50,236
Consulting Service Income
Product Information [Line Items]
Revenue, Gross	18,987
Other Revenue
Product Information [Line Items]
Revenue, Gross	¥ 53,191		¥ 35,803	¥ 15,771